CONSOLIDATED STATEMENT OF INCOME BY FUNCTION - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 10,070,063	$ 9,895,456	$ 9,613,907
Cost of sales	(7,951,269)	(7,773,432)	(7,279,358)
Gross margin	2,118,794	2,122,024	2,334,549
Other income	360,864	472,758	549,889
Distribution costs	(580,046)	(615,214)	(696,784)
Administrative expenses	(735,218)	(736,333)	(952,768)
Other expenses	(422,792)	(356,250)	(365,460)
Other gains/(losses)	11,525	53,499	(7,754)
Income from operation activities	753,127	940,484	861,672
Financial income	26,283	53,253	78,695
Financial costs	(589,934)	(539,137)	(579,233)
Foreign exchange gains/(losses)	(32,571)	(38,070)	(48,498)
Result of indexation units	(14,989)	(865)	748
Income (loss) before taxes	141,916	415,665	313,384
Income tax expense / benefit	53,697	(73,879)	(158,998)
NET INCOME (LOSS) FOR THE YEAR	195,613	341,786	154,386
Income (loss) attributable to owners of the parent	190,430	309,811	108,896
Income (loss) attributable to non-controlling interest	5,183	31,975	45,490
Net income (loss) for the year	$ 195,613	$ 341,786	$ 154,386
EARNINGS PER SHARE
Basic earnings (losses) per share (US$) (in Dollars per share)	$ 0.31403	$ 0.51090	$ 0.17958
Diluted earnings (losses) per share (US$) (in Dollars per share)	$ 0.31403	$ 0.51090	$ 0.17958